INCOME TAXES - Schedule of Components of Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Abstract]
Current income tax	$ 39	$ 49	$ 60	$ 76
Deferred income tax	(120)	(2)	(200)	154
Income tax (benefit) expense	$ (81)	$ 47	$ (140)	$ 230